SHARE-BASED PAYMENTS (Details 1)	12 Months Ended
	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares
Suboptimal exercise factor	2.8	2.8
Fair value per ordinary share as at valuation date	$ 7.07
Maximum [Member]
Risk-free interest rate	2.93%	2.23%
Expected volatility range	49.30%	50.70%
Fair value per ordinary share as at valuation date		$ 3.26
Minimum [Member]
Risk-free interest rate	2.39%	1.92%
Expected volatility range	47.50%	48.10%
Fair value per ordinary share as at valuation date		$ 3.10